SUMMARY OF DETAILED SEGMENT INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues		$ 7,912,718	$ 23,062,754	$ 18,193,616
Depreciation and amortization	[1],[2]	2,058,527	3,271,051	2,350,640
Loss from operations		(30,108,322)	(36,067,335)	(42,337,799)
Net Profit/(Loss)		(24,939,822)	(5,711,222)	(56,006,439)
Interest Expense, net		1,146,440	3,694,513	(1,312,476)
Capital Expenditures
Property and equipment, net		301,531	456,751	563,131
Total Assets		101,055,351	43,213,773	91,259,627
Total Liabilities		21,644,921	23,498,780	77,304,791
Education [member]
IfrsStatementLineItems [Line Items]
Revenues		7,912,718	18,611,370	13,555,495
Depreciation and amortization	[1],[2]	2,058,527	2,938,552	1,245,215
Loss from operations		(30,108,322)	(36,217,860)	(32,591,762)
Net Profit/(Loss)		(24,939,822)	(5,899,772)	(46,113,518)
Interest Expense, net		1,146,440	3,578,911	(943,916)
Capital Expenditures
Property and equipment, net		301,531	456,751	563,131
Total Assets		101,055,351	43,213,773	88,120,390
Total Liabilities		21,644,921	23,498,780	71,656,141
Campus [member]
IfrsStatementLineItems [Line Items]
Revenues			4,451,384	4,638,121
Depreciation and amortization	[1],[2]		332,498	1,105,425
Loss from operations			150,525	(9,746,037)
Net Profit/(Loss)			188,550	(9,892,921)
Interest Expense, net			115,602	(368,560)
Capital Expenditures
Property and equipment, net
Total Assets				3,139,237
Total Liabilities				$ 5,648,650

[1]	Consists of $0 (2023: $0) of Campus segment depreciation and amortization which is included in cost of revenue and $0 (2023: $332,498) which is included in operating expenses in the accompanying statements of operations
[2]	Consists of $589,415 (2023: $575,309) of Education segment depreciation and amortization which is included in cost of revenue and $1,469,112 (2023: $2,363,243) which is included in operating expenses in the accompanying statements of operations